Right-of-use assets and Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	$ 645	$ 640
Total lease liabilities	509	497
Not later than one year
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	103	89
Total lease liabilities	80	68
Between one and five years
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	259	244
Total lease liabilities	197	183
Later than five years
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	283	307
Total lease liabilities	$ 232	$ 246